Financial instruments (Details 6) (Recurring basis, CHF)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Recurring basis
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	20,299,000,000	26,714,000,000
Transfers in, net assets/liabilities	2,032,000,000	2,605,000,000
Transfers out, net assets/liabilities	(1,797,000,000)	(1,618,000,000)
Purchases, net assets/liabilities	12,080,000,000
Sales, net assets/liabilities	(12,789,000,000)
Issuances, net assets/liabilities	(1,961,000,000)
Settlements, net assets/liabilities	3,107,000,000
Purchases, sales, issuances, settlements, net assets/liabilities		43,000,000
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	213,000,000	193,000,000
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(50,000,000)	2,036,000,000
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	29,000,000
Gain (loss) on all other activity included in other revenues, net assets/liabilities	826,000,000	132,000,000
Foreign currency translation impact, net assets/liabilities	(2,115,000,000)	1,132,000,000
Balance at beginning of period, net assets/liabilities	19,845,000,000	31,266,000,000
Level 3 assets - additional disclosures
Level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010		10,100,000,000